Loan Receivable - Schedule of Loan Proceeds (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Loan Proceeds [Abstract]
Principal amount	$ 251,110
Maturity date (3 month term)	May 9, 2026
Interest rate (RBC Prime Rate + 1% per annum)	5.45%
Loan Carrying Amount
Loan principal	$ 251,110
Accrued interest receivable	1,875
Loan receivable	$ 252,985